AST COHEN & STEERS GLOBAL REALTY PORTFOLIO
SCHEDULE OF INVESTMENTS	as of September 30, 2022 (unaudited)
	Shares	Value
Long-Term Investments — 98.2%
Common Stocks
Australia — 3.3%
Charter Hall Group, REIT	107,252	$790,924
Dexus, REIT	108,273	538,610
Goodman Group, REIT	33,345	337,012
Ingenia Communities Group, REIT	98,753	235,213
		1,901,759
Belgium — 0.4%
Aedifica SA, REIT	2,885	222,374
Canada — 1.0%
RioCan Real Estate Investment Trust, REIT	44,236	596,282
China — 0.5%
ESR Group Ltd., 144A	119,600	300,838
France — 2.8%
ARGAN SA, REIT	4,608	356,416
Covivio, REIT	3,516	169,379
ICADE, REIT	5,718	212,865
Klepierre SA, REIT*	35,749	621,506
Unibail-Rodamco-Westfield, REIT*	5,804	240,169
		1,600,335
Germany — 2.0%
LEG Immobilien SE	6,160	367,688
Sirius Real Estate Ltd.	216,680	170,837
Vonovia SE	27,252	588,147
		1,126,672
Hong Kong — 5.0%
CK Asset Holdings Ltd.	71,597	429,824
Hang Lung Properties Ltd.	43,000	70,612
Link REIT, REIT	154,843	1,080,883
Sun Hung Kai Properties Ltd.	85,606	944,771
Wharf Real Estate Investment Co. Ltd.	69,701	315,982
		2,842,072
Japan — 10.7%
Daiwa House REIT Investment Corp., REIT	264	551,360
GLP J-REIT, REIT	615	682,067
Japan Metropolitan Fund Investment Corp., REIT	1,041	781,597
Kenedix Office Investment Corp., REIT	73	344,265
Mitsui Fudosan Co. Ltd.	62,626	1,193,024
Nippon Building Fund, Inc., REIT	84	369,640
Nomura Real Estate Holdings, Inc.	20,700	467,494
Nomura Real Estate Master Fund, Inc., REIT	461	509,518
Orix JREIT, Inc., REIT	394	503,912
Tokyo Tatemono Co. Ltd.	34,500	490,881
United Urban Investment Corp., REIT	267	276,759
		6,170,517
Macau — 0.6%
Sands China Ltd.*	142,809	355,627
	Shares	Value
Common Stocks (continued)
Netherlands — 0.2%
Eurocommercial Properties NV, REIT	6,519	$129,053
Singapore — 3.9%
CapitaLand Ascendas REIT, REIT	190,000	354,415
Capitaland Investment Ltd.	274,498	660,405
Frasers Logistics & Commercial Trust, REIT	488,600	417,147
Keppel REIT, REIT	458,570	314,794
Parkway Life Real Estate Investment Trust, REIT	171,444	504,566
		2,251,327
Spain — 1.4%
Cellnex Telecom SA, 144A	13,696	422,475
Merlin Properties Socimi SA, REIT	49,041	378,409
		800,884
Sweden — 1.3%
Catena AB	12,604	373,982
Fastighets AB Balder (Class B Stock)*	27,248	108,766
Wihlborgs Fastigheter AB	41,139	247,162
		729,910
United Kingdom — 4.3%
Assura PLC, REIT	259,061	154,769
Big Yellow Group PLC, REIT	10,737	127,069
British Land Co. PLC (The), REIT	51,164	198,176
Grainger PLC	20,420	52,014
LondonMetric Property PLC, REIT	68,798	133,692
LXI REIT PLC, REIT	222,784	307,557
Safestore Holdings PLC, REIT	54,921	511,135
Segro PLC, REIT	37,751	314,989
Tritax Big Box REIT PLC, REIT	217,128	327,663
UNITE Group PLC (The), REIT	11,946	113,418
Urban Logistics REIT PLC, REIT	156,586	226,264
		2,466,746
United States — 60.8%
Americold Realty Trust, Inc., REIT	43,760	1,076,496
Apartment Income REIT Corp., REIT	15,967	616,646
Boyd Gaming Corp.(a)	6,159	293,476
Brixmor Property Group, Inc., REIT	18,098	334,270
Camden Property Trust, REIT	11,018	1,316,100
Digital Realty Trust, Inc., REIT(a)	22,213	2,203,085
Duke Realty Corp., REIT	32,624	1,572,477
Equinix, Inc., REIT	2,159	1,228,126
Essex Property Trust, Inc., REIT	3,589	869,363
Extra Space Storage, Inc., REIT	8,546	1,475,980
Healthcare Realty Trust, Inc., REIT	30,013	625,771
Healthpeak Properties, Inc., REIT	30,622	701,856
Highwoods Properties, Inc., REIT	16,525	445,514
Host Hotels & Resorts, Inc., REIT	52,582	835,002
Invitation Homes, Inc., REIT	77,597	2,620,451
Jones Lang LaSalle, Inc.*	3,379	510,466
Kimco Realty Corp., REIT	49,334	908,239
Mid-America Apartment Communities, Inc., REIT	4,812	746,197
Prologis, Inc., REIT	32,211	3,272,638
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AST COHEN & STEERS GLOBAL REALTY PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2022 (unaudited)
	Shares	Value
Common Stocks (continued)
United States (cont’d.)
Public Storage, REIT	9,085	$2,660,179
Realty Income Corp., REIT(a)	40,002	2,328,116
Simon Property Group, Inc., REIT	23,423	2,102,214
Spirit Realty Capital, Inc., REIT	13,150	475,504
STORE Capital Corp., REIT	15,856	496,768
Sun Communities, Inc., REIT	9,184	1,242,871
UDR, Inc., REIT	42,643	1,778,639
Welltower, Inc., REIT	35,007	2,251,650
		34,988,094

Total Long-Term Investments (cost $66,641,344)		56,482,490
Short-Term Investments — 9.9%
Affiliated Mutual Fund — 7.7%
PGIM Institutional Money Market Fund (cost $4,439,090; includes $4,421,611 of cash collateral for securities on loan)(b)(we)	4,442,157	4,439,047
Unaffiliated Fund — 2.2%
Dreyfus Government Cash Management (Institutional Shares)	1,245,279	1,245,279
(cost $1,245,279)

Total Short-Term Investments (cost $5,684,369)		5,684,326

TOTAL INVESTMENTS—108.1% (cost $72,325,713)		62,166,816

Liabilities in excess of other assets — (8.1)%		(4,637,506)

Net Assets — 100.0%		$57,529,310

Below is a list of the abbreviation(s) used in the quarterly schedule of portfolio holdings:
144A	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, pursuant to the requirements of Rule 144A, may not be resold except to qualified institutional buyers.
REITs	Real Estate Investment Trust

*	Non-income producing security.
(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $4,424,622; cash collateral of $4,421,611 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments. In the event of significant appreciation in value of securities on loan on the last business day of the reporting period, the Portfolio may reflect a collateral value that is less than the market value of the loaned securities and such shortfall is remedied the following business day.
(b)	Represents security, or portion thereof, purchased with cash collateral received for securities on loan and includes dividend reinvestment.
(we)	PGIM Investments LLC, the co-manager of the Portfolio, also serves as manager of the PGIM Institutional Money Market Fund.

Other information regarding the Portfolio is available in the Portfolio’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).
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